Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease cost	$ 7
Short-term lease cost	25
Total lease cost	32
Operating Leases, Lease Income [Abstract]
Operating lease income	4
Variable lease income	2
Total lease income	6
Assets and Liabilities, Lessee [Abstract]
Operating ROU assets (1)	31
Total leased assets	31	$ 22
Current operating lease liability (2)	7
Non-current operating lease liability (3)	24
Total leased liabilities	$ 31
Weighted-average remaining lease term (in years) - operating leases	6 years 6 months
Weighted-average discount rate - operating leases	3.57%
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 7
2021	7
2022	5
2023	5
2024	2
2025 and beyond	9
Total lease payments	35
Less: Interest	4
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			$ 4
2020			4
2021			4
2022			4
2023			3
2024 and beyond			7
Total (1)			26
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	2
2021	2
2022	2
2023	2
2024	2
2025 and beyond	10
Total lease payments to be received	20
Other Information Related to Leases [Abstract]
Operating cash flows from operating leases included in the measurement of lease liabilities	7
Lessee Operating Lease Not Yet Commenced	16
CenterPoint Energy Houston Electric, LLC
Lease, Cost [Abstract]
Operating lease cost	0
Short-term lease cost	23
Total lease cost	23
Operating Leases, Lease Income [Abstract]
Operating lease income	2
Variable lease income	0
Total lease income	2
Assets and Liabilities, Lessee [Abstract]
Operating ROU assets (1)	1
Total leased assets	1	1
Current operating lease liability (2)	0
Non-current operating lease liability (3)	1
Total leased liabilities	$ 1
Weighted-average remaining lease term (in years) - operating leases	5 years 2 months 12 days
Weighted-average discount rate - operating leases	3.52%
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 1
2021	0
2022	0
2023	0
2024	0
2025 and beyond	0
Total lease payments	1
Less: Interest	0
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			1
2020			0
2021			0
2022			0
2023			0
2024 and beyond			0
Total (1)			1
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	1
2021	0
2022	0
2023	0
2024	0
2025 and beyond	0
Total lease payments to be received	1
Other Information Related to Leases [Abstract]
Operating cash flows from operating leases included in the measurement of lease liabilities	1
CenterPoint Energy Resources Corp.
Lease, Cost [Abstract]
Operating lease cost	4
Short-term lease cost	0
Total lease cost	4
Operating Leases, Lease Income [Abstract]
Operating lease income	1
Variable lease income	0
Total lease income	1
Assets and Liabilities, Lessee [Abstract]
Operating ROU assets (1)	18
Total leased assets	18	$ 19
Current operating lease liability (2)	3
Non-current operating lease liability (3)	15
Total leased liabilities	$ 18
Weighted-average remaining lease term (in years) - operating leases	7 years 1 month 6 days
Weighted-average discount rate - operating leases	3.61%
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 5
2021	3
2022	3
2023	2
2024	2
2025 and beyond	6
Total lease payments	21
Less: Interest	3
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			4
2020			3
2021			3
2022			3
2023			3
2024 and beyond			7
Total (1)			$ 23
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	0
2021	0
2022	0
2023	0
2024	0
2025 and beyond	0
Total lease payments to be received	0
Other Information Related to Leases [Abstract]
Operating cash flows from operating leases included in the measurement of lease liabilities	$ 4